INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets Net
SCHEDULE OF INTANGIBLE ASSETS NET

	As of March 31,
	2024	2025
	HKD	HKD

Additions	$-	$10,199,480
Less: transfer to joint operations parties	-	(930,204)
Less: amortization	-	(2,560,667)
Less: disposal	-	(3,601,408)

Intangible assets, net	$-	$3,107,201